Annual Total Returns - FidelityInternationalFactorETFs-ComboPRO - FidelityInternationalFactorETFs-ComboPRO - Fidelity International High Dividend ETF	Mar. 01, 2024
Bar Chart Table:
Annual Return, Inception Date	Jan. 16, 2018
Fidelity International High Dividend ETF
Bar Chart Table:
Annual Return 2019	15.84%
Annual Return 2020	(11.65%)
Annual Return 2021	17.32%
Annual Return 2022	(5.26%)
Annual Return 2023	16.60%